Accumulated Other Comprehensive Loss (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,611.4
Other comprehensive loss	(15.0)
Ending balance	1,858.9
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(53.3)
Ending balance	(68.3)
Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.2
Other comprehensive loss	0.0
Ending balance	0.2
Pension Actuarial (Loss) Gain
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1.8
Other comprehensive loss	(0.5)
Ending balance	1.3
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(55.3)
Other comprehensive loss	(14.5)
Ending balance	$ (69.8)